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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.

                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Para Advisors, LLC.
Address:          520 Madison Avenue
                  New York, New York  10022

Form 13F File Number:      028-07296

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Harlan Schier
Title:            Chief Financial Officer
Phone:            212-527-7347

Signature, Place, and Date of Signing:

/s/ Harlan Schier              New York, New York         August 13, 2008
-----------------------    ---------------------------  ------------------
     [Signature]                  [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                      0
                                                       ------------------

Form 13F Information Table Entry Total:                                40
                                                       ------------------

Form 13F Information Table Value Total:                          $389,682
                                                       ------------------
                                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NO.               FORM 13F FILE NUMBER               NAME
         ----------        -------------------------          ------------------

         None.


                                                             Para Advisors, LLC.
                                                         Form 13F Information Table
                                                         Quarter ended June 30, 2008

                                                                                 INVESTMENT DISCRETION        VOTING AUTHORITY

                                                Fair Market
                                                   Value   Shares or
                        Title of       Cusip       (in     Principal SH/ Put/       Shared  Shared Other
Issuer                    Class        Number   thousands)  Amount   PRN Call  Sole Defined Other  Managers   Sole    Shared  None
------------------------------------------------------------------------------------------------------------------------------------
American Capital
Agency Corp                COM         02503X105    $5,110   307,100 SH        Sole                          307,100
-----------------------------------------------------------------------------------------------------------------------------------
Anheuser-Busch
Companies Inc              COM         035229103   $22,301   359,000 SH        Sole                          359,000
-----------------------------------------------------------------------------------------------------------------------------------
                           SPONSORED
BP plc                     ADR         055622104   $20,871   300,000 SH        Sole                          300,000
-----------------------------------------------------------------------------------------------------------------------------------
CF Industries
Holdings Inc               COM         125269100   $12,377    81,000 SH        Sole                           81,000
-----------------------------------------------------------------------------------------------------------------------------------
CSX Corp                   COM         126408103   $21,104   336,000 SH        Sole                          336,000
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Metals Co       COM         201723103    $6,748   179,000 SH        Sole                          179,000
-----------------------------------------------------------------------------------------------------------------------------------
Eaton Corp                 COM         278058102   $11,386   134,000 SH        Sole                          134,000
-----------------------------------------------------------------------------------------------------------------------------------
Encana Corp                COM         292505104   $12,276   135,000 SH        Sole                          135,000
-----------------------------------------------------------------------------------------------------------------------------------
Freeport-McMoran           COM         35671D857   $10,547    90,000 SH        Sole                           90,000
-----------------------------------------------------------------------------------------------------------------------------------
Genco Shipping &
Trading Ltd                SHS         Y2685T107    $8,737   134,000 SH        Sole                          134,000
-----------------------------------------------------------------------------------------------------------------------------------
Goodyear Tire &
Rubber Co                  COM         382550101    $8,915   500,000 SH        Sole                          500,000
-----------------------------------------------------------------------------------------------------------------------------------
Grace W R & Co Del New     COM         38388F108    $9,466   403,000 SH        Sole                          403,000
-----------------------------------------------------------------------------------------------------------------------------------
Harris Corp                COM         413875105    $9,038   179,000 SH        Sole                          179,000
-----------------------------------------------------------------------------------------------------------------------------------
Hatteras Financial Corp    COM         41902R103    $5,757   250,400 SH        Sole                          250,400
-----------------------------------------------------------------------------------------------------------------------------------
KKR Financial
Holdings LLC               COM         48248A306    $3,770   359,000 SH        Sole                          359,000
-----------------------------------------------------------------------------------------------------------------------------------
                           COM PAR
Kaiser Aluminum            $0.01       483007704   $26,728   499,300 SH        Sole                          499,300
-----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers
Holdings Inc               COM         524908100    $5,943   300,000 SH        Sole                          300,000
-----------------------------------------------------------------------------------------------------------------------------------
MFA Mortgage
Investments Inc            COM         55272X102    $1,754   269,000 SH        Sole                          269,000
-----------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp             COM         594918104   $14,800   538,000 SH        Sole                          538,000
-----------------------------------------------------------------------------------------------------------------------------------
National Oilwell Varco     COM         637071101    $9,937   112,000 SH        Sole                          112,000
-----------------------------------------------------------------------------------------------------------------------------------



                                                                                 INVESTMENT DISCRETION        VOTING AUTHORITY

                                                Fair Market
                                                   Value   Shares or
                        Title of       Cusip       (in     Principal SH/ Put/       Shared  Shared Other
Issuer                    Class        Number   thousands)  Amount   PRN Call  Sole Defined Other  Managers   Sole    Shared  None
------------------------------------------------------------------------------------------------------------------------------------
Potash Corp of
Saskatchewan In            COM         73755L107   $13,257    58,000 SH        Sole                           58,000
-----------------------------------------------------------------------------------------------------------------------------------
                           ULTRASHT
Proshares TR               O&G         74347R586    $9,589   359,000 SH        Sole                          359,000
-----------------------------------------------------------------------------------------------------------------------------------
                           ULTRSHT
Proshares TR               RUS2000     74347R834   $17,651   224,000 SH        Sole                          224,000
-----------------------------------------------------------------------------------------------------------------------------------
                           REAL EST
Proshares TR               PRO         74347R552   $10,500   100,000 SH        Sole                          100,000
-----------------------------------------------------------------------------------------------------------------------------------
                           ULTRASHT
Proshares TR               SP500       74347R883   $18,268   274,000 SH        Sole                          274,000
-----------------------------------------------------------------------------------------------------------------------------------
Prudential Financial Inc   COM         744320102    $7,706   129,000 SH        Sole                          129,000
-----------------------------------------------------------------------------------------------------------------------------------
Qualcomm Inc               COM         747525103   $14,908   336,000 SH        Sole                          336,000
-----------------------------------------------------------------------------------------------------------------------------------
SPDR Gold Trust            GOLD SHS    78463V107   $12,339   135,000 SH        Sole                          135,000
-----------------------------------------------------------------------------------------------------------------------------------
Sterlite Industries
India                      ADS         859737207    $5,692   358,000 SH        Sole                          358,000
-----------------------------------------------------------------------------------------------------------------------------------
Target Corporation         COM         87612E106    $1,288    27,700 SH        Sole                           27,700
-----------------------------------------------------------------------------------------------------------------------------------
Transocean Inc             SHS         G90073100   $15,696   103,000 SH        Sole                          103,000
-----------------------------------------------------------------------------------------------------------------------------------
Travelers Companies Inc    COM         89417E109    $9,505   219,000 SH        Sole                          219,000
-----------------------------------------------------------------------------------------------------------------------------------
Williams Cos Inc           COM         969457100   $18,059   448,000 SH        Sole                          448,000
-----------------------------------------------------------------------------------------------------------------------------------
Alcoa Inc                  COM         013817101      $882     4,500 SH  CALL  Sole                            4,500
-----------------------------------------------------------------------------------------------------------------------------------
Target Corp                COM         87612E106    $1,869     3,700 SH  CALL  Sole                            3,700
-----------------------------------------------------------------------------------------------------------------------------------
Grace W R & Co Del New     COM         38388F108      $618     2,600 SH  PUT   Sole                            2,600
-----------------------------------------------------------------------------------------------------------------------------------
                           RUSSELL
iShares TR                 2000        464287655    $1,193     6,700 SH  PUT   Sole                            6,700
-----------------------------------------------------------------------------------------------------------------------------------
                           SBI
Select Sector SPDR TR      MATERIALS   81369Y100    $1,665     9,000 SH  PUT   Sole                            9,000
-----------------------------------------------------------------------------------------------------------------------------------
                           S&P METALS
SPDR SERIES TRUST          MNG         78464A755      $286     1,300 SH  PUT   Sole                            1,300
-----------------------------------------------------------------------------------------------------------------------------------
SPDR TR                    UNIT SER 1  78462F103    $1,146     6,700 SH  PUT   Sole                            6,700
-----------------------------------------------------------------------------------------------------------------------------------
Total Fair Market Value                           $389,682
(in thousands)

